Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statutory Reserves [Line Items]
Exchange rate	6.9618	6.9618
Impairment charge		¥ 0	¥ 0	¥ 0
Revenue recognized that was included in the deferred revenue balance at the beginning of the year		166,153,000	94,297,000
The aggregate amount of transaction price allocated to unsatisfied performance obligations	¥ 451,724,000	451,724,000
Advertising expenses		499,164,000	138,028,000	85,309,000
Share-based compensation due to the completion of the IPO	¥ 18,400,000
Employee benefit expenses		¥ 92,273,000	¥ 61,618,000	¥ 41,122,000
Number of reportable segments | segment		2
China Foreign Investment Enterprises Law [Member]
Statutory Reserves [Line Items]
General reserve reached capital rate	50.00%	50.00%
China Foreign Investment Enterprises Law [Member] | Minimum [Member]
Statutory Reserves [Line Items]
General reserve appropriation		10.00%
China Company Law [Member]
Statutory Reserves [Line Items]
Statutory surplus fund appropriation		10.00%
Statutory surplus fund reached capital rate	50.00%	50.00%